ESG Managers Balanced Portfolio
ESG Managers Balanced Portfolio
Pax World Funds Series Trust I ESG Managers Asset Allocation Portfolios Supplement Dated September 26, 2013 to the Prospectus Dated May 1, 2013

Beginning October 1, 2013, the ESG Managers Portfolios plan to invest primarily through mutual funds and/or exchange-traded funds (“ETFs”).  Pax World Management LLC has agreed, effective October 1, 2013, to reduce the management fees it is paid by each ESG Managers Portfolio with respect to the portion of assets invested in mutual funds and/or ETFs to an annual rate of 0.45% of the Fund’s average daily net assets that are so invested.

Accordingly, effective October 1, 2013, the tables entitled “Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)” and “Example of Expenses” for each of the ESG Managers Portfolios are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Balanced Portfolio		Class A	Institutional Class	Class C
Management Fees	[1][2]	0.48%	0.48%	0.48%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses	[3]	1.74%	1.74%	1.74%
Acquired Fund Fees and Expenses	[1][4]	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		3.11%	2.86%	3.86%
Contractual Reimbursements	[1][5]	(1.54%)	(1.54%)	(1.54%)
Net Annual Fund Operating Expenses		1.57%	1.32%	2.32%
[1]	Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.
[2]	This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.
[3]	Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.
[4]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[5]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.29% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund's Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	701	1,174	1,827	3,570
Institutional Class	134	585	1,226	2,954
Class C	335	886	1,718	3,884

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ESG Managers Balanced Portfolio Class C	235	886	1,718	3,884